CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Treco

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 Million Convertible Note”) in favor of Treco International, S.A. (“Treco”), as part of the settlement compensation to Treco for terminating the infrastructure agreement. The $2 Million Convertible Note is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $350.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of March 31, 2015, $2 million of principal balance was outstanding under the $2 Million Convertible Note. The accrued interest at March 31, 2015 was $87,000.

9 — CONVERTIBLE NOTE PAYABLE

Treco

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 Million Convertible Note”) in favor of Treco International, S.A. (“Treco”), as part of the settlement compensation to Treco for terminating the infrastructure agreement. The $2 Million Convertible Note is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $350.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of December 31, 2014, $2 million of principal balance was outstanding under the $2 million Convertible Note. The accrued interest was $42,329 and $42,329 at December 31, 2014 and 2013, respectively. On May 7, 2014, the Company issued 3,410 shares in repayment of $90,000 of interest. On November 5, 2014, the Company issued 5,057 shares in repayment of $90,000 of interest.